Consolidated Statement of Comprehensive Income/(Loss) of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Statement of comprehensive income [abstract]
Net profit/(loss)	€ 15,218	[1]	€ (94,649)	[2]	€ 27,703	[2]
Items that may be reclassified subsequently to profit or loss
Currency translation differences from foreign operations	2,667		(155)	[3]	2,464	[3]
Total comprehensive income/(loss) for the year	€ 17,885	[1]	€ (94,804)	[3]	€ 30,167	[3]

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[3]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities